Segment Reporting	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Segment Reporting

NOTE 38—SEGMENT REPORTING

a) Reporting by operating segment

Segment reporting is based on the following operating segments:

•	Domestic;

•	Brazil;

•	Other Operations.

SEPARATE CONSOLIDATED INCOME STATEMENTS BY OPERATING SEGMENT

	Domestic			Brazil			Other operations			Adjustments and eliminations			Consolidated Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	(millions of euros)
Third-party revenues	14,998	15,328	14,971	3,942	4,500	4,044	—	—	10	—	—	—	18,940	19,828	19,025
Intragroup revenues	33	26	35	1	2	3	—	—	1	(34)	(28)	(39)	—	—	—

Revenues by operating segment	15,031	15,354	15,006	3,943	4,502	4,047	—	—	11	(34)	(28)	(39)	18,940	19,828	19,025
Other income	273	471	259	69	52	51	—	—	1	(1)	—	—	341	523	311

Total operating revenues and other income	15,304	15,825	15,265	4,012	4,554	4,098	—	—	12	(35)	(28)	(39)	19,281	20,351	19,336

Acquisition of goods and services	(6,360)	(6,235)	(5,785)	(1,846)	(2,168)	(2,028)	(7)	(4)	(9)	27	19	29	(8,186)	(8,388)	(7,793)
Employee benefits expenses	(2,781)	(3,266)	(2,759)	(317)	(353)	(336)	(6)	(7)	(11)	(1)	—	—	(3,105)	(3,626)	(3,106)
of which: accruals to employee severance indemnities	(1)	(6)	(1)	—	—	—	—	—	—	—	—	—	(1)	(6)	(1)
Other operating expenses	(763)	(704)	(574)	(491)	(500)	(505)	(6)	(5)	(2)	1	1	(2)	(1,259)	(1,208)	(1,083)
of which: write-downs and expenses in connection with credit management and provision charges	(501)	(468)	(317)	(208)	(160)	(162)	—	—	—	1	—	—	(708)	(628)	(479)
Change in inventories	88	41	16	14	(6)	1	—	—	(8)	—	—	—	102	35	9
Internally generated assets	467	510	535	95	108	95	—	—	—	8	8	9	570	626	639
Depreciation and amortization	(3,340)	(3,360)	(3,310)	(915)	(1,114)	(980)	—	—	—	—	1	(1)	(4,255)	(4,473)	(4,291)
Gains (losses) on disposals of non-current assets	(13)	(2)	(9)	12	14	23	—	—	—	—	(1)	—	(1)	11	14
Impairment reversals (losses) on non-current assets	(2,586)	(37)	(3)	—	—	—	—	—	—	—	—	—	(2,586)	(37)	(3)

Operating profit (loss)	16	2,772	3,376	564	535	368	(19)	(16)	(18)	—	—	(4)	561	3,291	3,722

Share of losses (profits) of associates and joint ventures accounted for using the equity method	(1)	(1)	(23)	—	—	—	—	—	—	—	—	—	(1)	(1)	(23)
Other income (expenses) from investments													11	(18)	7
Finance income													1,056	1,808	2,543
Finance expenses													(2,404)	(3,303)	(3,450)

Profit (loss) before tax from continuing operations													(777)	1,777	2,799
Income tax expense													(375)	(490)	(880)

Profit (loss) from continuing operations													(1,152)	1,287	1,919
Profit (loss) from Discontinued operations/Non-current assets held for sale													—	—	47

Profit (loss) for the year													(1,152)	1,287	1,966
Attributable to:
Owners of the Parent													(1,411)	1,121	1,808
Non-controlling interests													259	166	158

REVENUES BY OPERATING SEGMENT

	Domestic			Brazil			Other operations			Adjustments and eliminations			Consolidated Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	(millions of euros)
Revenues from equipment sales—third party	1,358	1,350	1,136	180	210	232	—	—	10	—	—	—	1,538	1,560	1,378
Revenues from equipment sales—intragroup	—	—	—	—	1	—	—	—	1	—	(1)	(1)	—	—	—

Total revenues from equipment sales	1,358	1,350	1,136	180	211	232	—	—	11	—	(1)	(1)	1,538	1,560	1,378

Revenues from services—third party	13,617	13,974	13,843	3,762	4,290	3,812	—	—	—	—	—	—	17,379	18,264	17,655
Revenues from services—intragroup	33	26	35	1	1	3	—	—	—	(34)	(27)	(38)	—	—	—

Total revenues from services	13,650	14,000	13,878	3,763	4,291	3,815	—	—	—	(34)	(27)	(38)	17,379	18,264	17,655

Revenues on construction contracts—third party	23	4	(8)	—	—		—	—		—	—	—	23	4	(8)
Revenues on construction contracts—intragroup	—	—	—	—	—	—	—	—	—	—	—	—	—	—	—

Total revenues on construction contracts	23	4	(8)	—	—		—	—		—	—	—	23	4	(8)

Total third-party revenues	14,998	15,328	14,971	3,942	4,500	4,044	—	—	10	—	—	—	18,940	19,828	19,025
Total intragroup revenues	33	26	35	1	2	3	—	—	1	(34)	(28)	(39)	—	—	—

Total revenues by operating segment	15,031	15,354	15,006	3,943	4,502	4,047	—	—	11	(34)	(28)	(39)	18,940	19,828	19,025

PURCHASE OF INTANGIBLE AND TANGIBLE ASSETS BY OPERATING SEGMENT

	Domestic			Brazil			Other operations			Adjustments and eliminations			Consolidated Total
	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016	2018	2017	2016
	(millions of euros)
Purchase of intangible assets	3,385	1,763	1,113	262	529	528	—	—	—	—	—	—	3,647	2,292	1,641
Purchase of tangible assets	2,194	2,842	2,792	637	635	675	—	—	—	—	—	—	2,831	3,477	3,467

Purchase of intangible and tangible assets	5,579	4,605	3,905	899	1,164	1,203	—	—	—	—	—	—	6,478	5,769	5,108

of which capital expenditures	5,518	4,551	3,709	890	1,150	1,167	—	—	—	—	—	—	6,408	5,701	4,876

of which increases in finance leasing contracts	61	54	196	9	14	36	—	—	—	—	—	—	70	68	232

HEADCOUNT BY OPERATING SEGMENT

	Domestic		Brazil		Other operations		Consolidated Total
	As of December 31, 2018	As of December 31, 2017	As of December 31, 2018	As of December 31, 2017	As of December 31, 2018	As of December 31, 2017	As of December 31, 2018	As of December 31, 2017
	(number of employees)
Headcount	48,200	49,851	9,658	9,508	43	70	57,901	59,429

ASSETS AND LIABILITIES BY OPERATING SEGMENT

	Domestic		Brazil		Other operations		Adjustments and eliminations		Consolidated Total
	As of December 31, 2018	As of December 31, 2017	As of December 31, 2018	As of December 31, 2017	As of December 31, 2018	As of December 31, 2017	As of December 31, 2018	As of December 31, 2017	As of December 31, 2018	As of December 31, 2017
	(millions of euros)
Non-current operating assets	48,056	48,850	6,037	6,769	3	3	(1)	1	54,095	55,623
Current operating assets	4,233	4,363	874	898	5	(2)	(17)	(10)	5,095	5,249

Total operating assets	52,289	53,213	6,911	7,667	8	1	(18)	(9)	59,190	60,872

Investments accounted for using the equity method	16	17	—	—	—	—	—	—	16	17
Discontinued operations /Non-current assets held for sale									—	—
Unallocated assets									6,413	7,894

Total Assets									65,619	68,783

Total operating liabilities	10,732	9,829	1,885	1,855	48	58	(69)	(26)	12,596	11,716
Liabilities directly associated with Discontinued operations/Non-current assets held for sale									—	—
Unallocated liabilities									31,276	33,284
Equity									21,747	23,783

Total Equity and liabilities									65,619	68,783

b) Reporting by geographical area

		Revenues						Non-current operating assets
		Breakdown by location of operations			Breakdown by location of customers			Breakdown by location of operations
		2018	2017	2016	2018	2017	2016	As of December 31, 2018	As of December 31, 2017
		(millions of euros)
Italy	(A)	14,711	15,015	14,635	13,839	14,064	13,657	47,795	48,591
Outside Italy	(B)	4,229	4,813	4,390	5,101	5,764	5,368	6,300	7,032

Total	(A+B)	18,940	19,828	19,025	18,940	19,828	19,025	54,095	55,623

c) Information about major customers

None of the TIM Group’s customers exceeds 10% of consolidated revenues.